UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments.

Stephens Small Cap Growth Fund
Schedule of Investments at August 31, 2008 (unaudited)

Shares		Value
	COMMON STOCKS - 95.2%
	Aerospace & Defense - 2.6%
10,200	Moog, Inc. - Class A *	$483,480
11,000	Stanley, Inc. *	374,660
4,700	Triumph Group, Inc.	257,278
		1,115,418
	Auto Components - 1.5%
24,600	Amerigon, Inc. *	170,478
25,300	LKQ Corp. *	473,869
		644,347
	Biotechnology - 2.0%
15,300	Cepheid, Inc. *	284,580
12,300	Kendle International, Inc. *	608,235
		892,815
	Capital Markets - 1.0%
1,235	Affiliated Managers Group, Inc. *	117,597
8,000	Calamos Asset Management, Inc.	171,440
3,300	Stifel Financial Corp. *	134,871
		423,908
	Chemicals - 0.3%
7,100	Zoltek Co., Inc. *	120,913

	Commercial Banks - 0.9%
14,870	Pinnacle Financial Partners, Inc. *	376,508

	Commercial Services & Supplies - 8.1%
8,930	Advisory Board Co. *	276,026
10,300	Cornell Companies, Inc. *	279,439
10,735	CoStar Group, Inc. *	566,915
7,515	CRA International, Inc. *	299,774
16,700	The GEO Group, Inc. *	369,571
12,300	Portfolio Recovery Associates, Inc. *	523,242
2,500	Strayer Education, Inc.	524,600
10,400	Team, Inc. *	396,344
10,900	Tetra Tech, Inc. *	311,522
		3,547,433
	Communications Equipment - 1.0%
6,800	CIENA Corp. *	118,184
9,400	F5 Networks, Inc. *	320,634
		438,818
	Computers & Peripherals - 2.0%
11,100	Data Domain, Inc. *	254,190
30,800	STEC, Inc. *	312,004
17,500	Stratasys, Inc. *	291,550
		857,744
	Diversified Consumer Services - 0.6%
4,900	Capella Education Co. *	243,579

	Drilling Oil & Gas Wells - 0.5%
13,200	Pioneer Drilling Co. *	221,232

	Electrical Equipment - 0.8%
7,300	American Superconductor Corporation. *	179,361
6,300	Polypore International, Inc. *	172,809
		352,170
	Electronic Equipment & Instruments - 4.8%
14,020	FLIR Systems, Inc. *	500,514
8,645	National Instruments Corp.	279,061
17,605	OSI Systems, Inc. *	408,612
3,800	SunPower Corp. - Class A *	370,690
15,710	Trimble Navigation Ltd. *	531,783
		2,090,660
	Energy Equipment & Services - 7.6%
9,200	Bolt Technology Corp. *	177,100
6,400	Core Laboratories N V	794,496
7,600	Dril-Quip, Inc. *	418,076
4,120	Exterran Holdings, Inc. *	188,325
8,900	Hornbeck Offshore Services, Inc. *	392,134
6,230	Oceaneering International, Inc. *	388,814
3,200	Oil States International, Inc. *	178,016
5,635	T-3 Energy Services, Inc. *	314,602
20,770	TETRA Technologies, Inc. *	459,848
		3,311,411
	Fire, Marine, & Casualty Insurance - 0.8%
16,998	Tower Group, Inc.	356,108

	Food & Staples Retailing - 0.6%
12,840	United Natural Foods, Inc. *	246,785

	Food Products - 1.6%
19,800	Darling International, Inc. *	271,854
16,510	Hain Celestial Group, Inc. *	429,095
		700,949
	Health Care Equipment & Supplies - 7.5%
25,300	Conceptus, Inc. *	427,570
10,360	Gen-Probe, Inc. *	619,010
20,490	Hologic, Inc. *	434,798
4,034	Neogen Corp. *	105,166
16,580	NuVasive, Inc. *	790,203
22,300	RTI Biologics, Inc. *	209,174
20,900	Volcano Corporation *	383,933
8,700	Zoll Medical Corp. *	302,499
		3,272,353
	Health Care Providers & Services - 7.6%
14,400	Athenahealth, Inc. *	464,400
26,080	Eclipsys Corp. *	581,845
4,140	Healthways, Inc. *	78,867
20,600	ICON PLC - ADR *	839,038
20,300	PSS World Medical, Inc. *	370,881
14,710	Psychiatric Solutions Inc. *	555,302
13,155	VCA Antech, Inc. *	404,385
		3,294,718
	Hotels, Restaurants & Leisure - 1.1%
17,220	BJ's Restaurants, Inc. *	200,441
4,900	Panera Bread Co. - Class A *	263,326
		463,767
	Insurance - 0.2%
10,600	Hallmark Financial Services, Inc *	97,838

	Internet & Catalog Retail - 1.8%
7,300	Blue Nile, Inc. *	303,899
14,200	VistaPrint, Ltd. *	472,008
		775,907
	Internet Software & Services - 6.6%
47,059	CyberSource Corp. *	808,474
9,100	Digital River, Inc. *	398,125
5,700	Mercadolibre, Inc. *	175,959
19,305	Omniture, Inc. *	344,015
34,138	Online Resources Corp. *	297,342
24,070	Vocus, Inc. *	858,095
		2,882,010
	IT Services - 0.7%
11,800	NCI, Inc. *	316,240

	Kidney Dialysis Centers - 0.5%
27,800	Dialysis Corp of America *	218,786

	Life Insurance - 0.8%
10,900	IPC Holdings, Ltd.	345,203

	Machinery - 1.7%
1,900	Axsys Technologies, Inc. *	129,067
12,800	Titan Machinery, Inc. *	333,056
2,700	Valmont Industries, Inc.	288,198
		750,321
	Media - 2.1%
5,400	DG FastChannel, Inc. *	127,062
40,200	IMAX Corporation. *	290,646
19,200	National CineMedia, Inc.	214,848
33,400	TiVo, Inc. *	282,564
		915,120
	Multiline Retail - 0.5%
6,700	Big Lots, Inc. *	198,119

	Oil, Gas & Consumable Fuels - 3.2%
5,300	Carrizo Oil & Gas, Inc. *	263,092
8,000	Goodrich Petroleum Corp. *	406,800
11,000	PetroQuest Energy, Inc. *	203,390
9,800	Rex Energy Corp. *	196,686
9,100	Tesco Corporation *	309,127
		1,379,095
	Prepackaged Software - 2.4%
18,450	Blackbaud, Inc.	372,506
35,400	Phase Forward, Inc. *	683,928
		1,056,434
	Semiconductor & Semiconductor Equipment - 6.5%
39,620	ARM Holdings PLC - ADR	242,474
15,600	Atheros Communications, Inc. *	508,716
9,000	Hittite Microwave Corp. *	318,510
13,900	JA Solar Holdings Co., Ltd. - ADR *	247,837
16,730	Microsemi Corp. *	460,075
10,400	Power Integrations, Inc. *	306,072
24,600	Semtech Corp. *	363,834
11,870	Varian Semiconductor Equipment Associates, Inc. *	383,401
		2,830,919
	Semiconductors & Related Devices - 0.6%
13,700	Aixtron AG - ADR	143,576
5,300	Monolithic Power Systems, Inc. *	129,161
		272,737
	Software - 9.4%
15,100	Ansys, Inc. *	669,685
9,700	Concur Technologies, Inc. *	426,315
25,200	EPIQ Systems, Inc. *	284,508
6,800	Factset Research Systems, Inc.	426,428
17,800	MICROS Systems, Inc. *	548,596
20,900	PROS Holdings, Inc. *	201,476
9,700	Quality Systems, Inc.	415,354
7,740	SPSS, Inc. *	244,429
18,300	THQ, Inc. *	280,356
15,115	Ultimate Software Group, Inc. *	423,825
15,300	Wind River Systems, Inc. *	169,065
		4,090,037

	Specialty Retail - 4.2%
16,965	Aaron Rents, Inc.	484,520
13,999	Citi Trends, Inc. *	288,659
8,090	GameStop Corp. Class A *	354,908
8,140	Guess?, Inc.	303,378
8,625	Tween Brands, Inc. *	93,668
27,700	Ulta Salon, Cosmetcs & Fragrance, Inc.*	301,376
		1,826,509
	Textiles, Apparel & Luxury Goods - 0.4%
22,200	Quiksilver, Inc. *	171,162

	Trading Companies & Distributors - 0.7%
6,345	MSC Industrial Direct Co., Inc. Class A	323,151

	TOTAL COMMON STOCKS
	(Cost $37,912,816)	41,421,224

	SHORT-TERM INVESTMENTS - 3.7%
	Money Market Funds - 3.7%
1,528,091	AIM Liquid Assets Portfolio - Institutional Class	1,528,091
93,954	AIM Short-Term Prime - Institutional Class	93,954
		1,622,045
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,622,045)	1,622,045

	TOTAL INVESTMENTS IN SECURITIES - 98.9%
	(Cost $39,534,861)	43,043,269
	Other Assets in Excess of Liabilities - 1.1%	455,827
	TOTAL NET ASSETS - 100.0%	$43,499,096

*	Non-income producing security.
ADR	American Depository Receipt
PLC	Public Liability Company

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows+:

Adjusted cost of investments		$39,551,229
Gross unrealized appreciation on investments		$6,799,812
Gross unrealized depreciation on investments		$(3,307,772)
Net unrealized appreciation on investments		$3,492,040

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Stephens Small Cap Growth Fund
 FAS 157 - Summary of Fair Value Exposure at August 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Stephens Small Cap Growth Fund has adopted FAS 157 effective December 1, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Stephens Small Cap Growth Fund's net assets as of August 31, 2008:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$43,043,269	$-
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$43,043,269	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Stephens Mid Cap Growth Fund
Schedule of Investments at August 31, 2008 (unaudited)

Shares		Value
	COMMON STOCKS - 98.2%
	Aerospace & Defense - 1.8%
7,550	BE Aerospace, Inc. *	$180,822
1,745	Precision Castparts Corp.	180,189
		361,011
	Auto Components - 0.8%
8,500	LKQ Corp. *	159,205

	Beverages - 1.4%
2,350	Brown-Forman Corp. - Class B	169,223
3,700	Hansen Natural Corporation *	101,676
		270,899
	Biological Products - 1.3%
12,300	QIAGEN NV *	260,514

	Biotechnology - 0.8%
2,080	Cephalon, Inc. *	159,370

	Capital Markets - 1.5%
1,930	Affiliated Managers Group, Inc. *	183,775
5,500	Calamos Asset Management, Inc.	117,865
		301,640
	Chemicals - 1.2%
3,975	Airgas, Inc.	235,479

	Commercial Banks - 0.7%
2,350	Cullen/Frost Bankers, Inc.	130,848

	Commercial Services & Supplies - 6.3%
8,450	Corrections Corp. of America *	224,770
3,700	DeVry, Inc.	190,846
3,400	FTI Consulting, Inc. *	249,560
3,800	IHS, Inc. *	243,808
5,850	Stericycle, Inc. *	346,905
		1,255,889
	Communications Equipment - 1.6%
6,350	CIENA Corp. *	110,363
5,850	F5 Networks, Inc. *	199,544
		309,907
	Diversified Financial Services - 0.5%
1,050	InterContinental Exchange, Inc. *	92,432

	Electrical Equipment - 1.3%
4,400	Roper Industries, Inc.	259,952

	Electronic Equipment & Instruments - 8.1%
4,150	Dolby Laboratories, Inc. *	168,905
10,100	FLIR Systems, Inc. *	360,570
1,850	Itron, Inc. *	191,623
5,120	National Instruments Corp.	165,274
2,400	SunPower Corp. - Class A *	234,120
3,600	Suntech Power Holdings Co., Ltd. - ADR *	172,116
9,360	Trimble Navigation Ltd. *	316,836
		1,609,444

	Energy Equipment & Services - 8.6%
2,100	Cameron International Corp. *	97,839
1,850	Core Laboratories NV	229,659
2,250	Exterran Holdings, Inc. *	102,848
3,840	FMC Technologies, Inc. *	205,670
4,750	Helix Energy Solutions Group, Inc. *	146,158
5,110	National-Oilwell Varco, Inc. *	376,760
5,500	Noble Corp.	276,595
1,900	Smith International, Inc.	132,430
6,810	TETRA Technologies, Inc. *	150,773
		1,718,732
	Food Products - 0.9%
1,950	Bunge, Ltd.	174,252

	Health Care Equipment & Supplies - 7.2%
6,035	Gen-Probe, Inc. *	360,591
13,548	Hologic, Inc. *	287,489
5,450	Idexx Laboratories, Inc. *	306,835
2,150	Illumina, Inc. *	185,179
6,425	ResMed, Inc. *	300,690
		1,440,784
	Health Care Providers & Services - 6.6%
6,245	Cerner Corp. *	287,582
5,100	Express Scripts, Inc. *	374,391
250	Healthways, Inc. *	4,762
3,195	Henry Schein, Inc. *	186,844
5,745	Psychiatric Solutions, Inc. *	216,874
7,880	VCA Antech, Inc. *	242,231
		1,312,684
	Hotels, Restaurants & Leisure - 0.6%
2,350	Panera Bread Co. - Class A *	126,289

	Insurance - 0.9%
6,980	HCC Insurance Holdings, Inc.	175,756

	Internet Software & Services - 1.6%
6,050	Akamai Technologies, Inc. *	138,545
2,200	Mercadolibre, Inc. *	67,914
3,800	VeriSign, Inc. *	121,486
		327,945
	IT Services - 5.5%
4,600	Alliance Data Systems Corp.*	295,504
4,810	Cognizant Technology Solutions Corp. - Class A *	141,029
6,605	Global Payments, Inc.	318,427
11,745	Iron Mountain, Inc. *	339,548
		1,094,508
	Life Insurance - 0.8%
4,850	IPC Holdings, Ltd.	153,600

	Life Science Tools & Services - 3.5%
4,930	Covance, Inc. *	465,096
3,140	Millipore Corp. *	235,532
		700,628
	Machinery - 3.8%
2,850	AGCO Corp. *	175,646
1,250	Flowserve Corp.	165,150
3,680	Joy Global, Inc.	261,427
1,500	Valmont Industries, Inc.	160,110
		762,333
	Medical Devices - 1.5%
1,005	Intuitive Surgical, Inc. *	296,746

	Multiline Retail - 0.5%
3,000	Big Lots, Inc. *	88,710

	Oil, Gas & Consumable Fuels - 4.6%
4,980	Newfield Exploration Co. *	225,196
3,650	Petrohawk Energy Corp. *	126,326
5,300	Range Resources Corp.	246,026
8,510	Southwestern Energy Co. *	326,529
		924,077
	Pharmaceuticals - 0.5%
1,905	Shire PLC - ADR	101,117

	Semiconductor & Semiconductor Equipment - 6.2%
37,115	ARM Holdings PLC - ADR	227,144
7,061	ASML Holding NV - ADR	166,993
8,240	Intersil Corp. - Class A	193,063
4,720	MEMC Electronic Materials, Inc. *	231,705
7,880	Microchip Technology, Inc.	252,239
4,725	Varian Semiconductor Equipment Associates, Inc. *	152,617
		1,223,761
	Software - 7.7%
14,660	Activision Blizzard, Inc. *	481,141
2,300	Ansys, Inc. *	102,005
4,655	Autodesk, Inc. *	165,392
3,500	Factset Research Systems, Inc.	219,485
8,150	Nuance Communications, Inc. *	128,770
8,790	Red Hat, Inc. *	184,590
4,505	Salesforce.com, Inc. *	252,370
		1,533,753
	Specialty Retail - 7.4%
3,430	Abercrombie & Fitch Co. - Class A	179,903
7,650	Dick's Sporting Goods, Inc. *	175,108
7,980	GameStop Corp. - Class A *	350,083
6,800	Guess ?, Inc.	253,436
6,050	Ross Stores, Inc.	243,271
7,850	Urban Outfitters, Inc. *	279,617
		1,481,418
	Trading Companies & Distributors - 1.5%
2,730	Fastenal Co.	141,769
3,030	MSC Industrial Direct Co., Inc. - Class A	154,318
		296,087
	Wireless Telecommunication Services - 1.0%
3,895	NII Holdings, Inc. *	204,565

	TOTAL COMMON STOCKS
	(Cost $18,706,501)	19,544,335

	SHORT-TERM INVESTMENT - 1.6%
	Money Market Fund - 1.6%
324,550	AIM Liquid Assets Portfolio - Institutional Class	324,550

	TOTAL SHORT-TERM INVESTMENT
	(Cost $324,550)	324,550

	TOTAL INVESTMENTS IN SECURITIES - 99.8%
	(Cost $19,031,051)	19,868,885
	Other Assets in Excess of Liabilities - 0.2%	45,981
	TOTAL NET ASSETS - 100.0%	$19,914,866

*	Non-income producing security.
ADR	American Depository Receipt
PLC	Public Liability Company

	The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows+:

	Cost of investments	$19,032,669
	Gross unrealized appreciation	$2,015,032
	Gross unrealized depreciation	$(1,178,816)
	Net unrealized appreciation	$836,216

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Stephens Mid Cap Growth Fund
FAS 157 - Summary of Fair Value Exposure at August 31, 2008
In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Stephens Mid Cap Growth Fund has adopted FAS 157 effective December 1, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Stephens Mid Cap Growth Fund's net assets as of August 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$19,868,885	$-
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$19,868,885	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Robert M. Slotky
 Robert M. Slotky, President

Date     October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
 Robert M. Slotky, President

Date     October 24, 2008

By (Signature and Title)* /s/ Eric W. Falkeis
 Eric W. Falkeis, Treasurer

Date     October 24, 2008

* Print the name and title of each signing officer under his or her signature.